Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Managed Retirement 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠ Class K6
Trading Symbol	FHRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 8,583,251
Holdings Count | shares	33
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 62.6 International Equity Funds 18.1 Domestic Equity Funds 17.9 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.6 International Equity Funds - 18.1 Domestic Equity Funds - 17.9 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.6 Fidelity Series Investment Grade Bond Fund 11.3 Fidelity Series Corporate Bond Fund 7.3 Fidelity Series Investment Grade Securitized Fund 7.1 Fidelity Series Large Cap Value Index Fund 5.1 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 4.1 73.2
Fidelity Managed Retirement 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠ Class K6
Trading Symbol	FRQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 5,346,463
Holdings Count | shares	33
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%

Holdings [Text Block]	Bond Funds 71.6 International Equity Funds 12.9 Domestic Equity Funds 10.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.6 International Equity Funds - 12.9 Domestic Equity Funds - 10.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.7 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.7 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Blue Chip Growth Fund 2.3 79.3
Fidelity Advisor Managed Retirement 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2025 Fund℠ Class A
Trading Symbol	FARFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 52,025,480
Holdings Count | shares	33
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 57.2 Domestic Equity Funds 21.8 International Equity Funds 20.7 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.2 Domestic Equity Funds - 21.8 International Equity Funds - 20.7 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.5 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Corporate Bond Fund 6.6 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Large Cap Value Index Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 5.0 69.8
Fidelity Managed Retirement 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠ Class K
Trading Symbol	FMRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 14,834,338
Holdings Count | shares	32
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%

Holdings [Text Block]	Bond Funds 47.7 Domestic Equity Funds 27.6 International Equity Funds 24.6 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.7 Domestic Equity Funds - 27.6 International Equity Funds - 24.6 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Government Bond Index Fund 8.4 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Corporate Bond Fund 5.2 Fidelity Series Investment Grade Securitized Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 65.5
Fidelity Managed Retirement 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠
Trading Symbol	FIRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2010 Fund℠	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 5,346,463
Holdings Count | shares	33
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%

Holdings [Text Block]	Bond Funds 71.6 International Equity Funds 12.9 Domestic Equity Funds 10.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.6 International Equity Funds - 12.9 Domestic Equity Funds - 10.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.7 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.7 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Blue Chip Growth Fund 2.3 79.3
Fidelity Managed Retirement Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠ Class K6
Trading Symbol	FRHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 13,787,560
Holdings Count | shares	33
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 12.7 Domestic Equity Funds 9.8 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.1 International Equity Funds - 12.7 Domestic Equity Funds - 9.8 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.4 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 80.0
Fidelity Managed Retirement 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠
Trading Symbol	FIRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2020 Fund℠	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 8,583,251
Holdings Count | shares	33
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 62.6 International Equity Funds 18.1 Domestic Equity Funds 17.9 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.6 International Equity Funds - 18.1 Domestic Equity Funds - 17.9 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.6 Fidelity Series Investment Grade Bond Fund 11.3 Fidelity Series Corporate Bond Fund 7.3 Fidelity Series Investment Grade Securitized Fund 7.1 Fidelity Series Large Cap Value Index Fund 5.1 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 4.1 73.2
Fidelity Advisor Managed Retirement 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2010 Fund℠ Class I
Trading Symbol	FRQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 5,346,463
Holdings Count | shares	33
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%

Holdings [Text Block]	Bond Funds 71.6 International Equity Funds 12.9 Domestic Equity Funds 10.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.6 International Equity Funds - 12.9 Domestic Equity Funds - 10.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.7 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.7 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Blue Chip Growth Fund 2.3 79.3
Fidelity Managed Retirement 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠
Trading Symbol	FMRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2035 Fund℠	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 14,834,338
Holdings Count | shares	32
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%

Holdings [Text Block]	Bond Funds 47.7 Domestic Equity Funds 27.6 International Equity Funds 24.6 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.7 Domestic Equity Funds - 27.6 International Equity Funds - 24.6 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Government Bond Index Fund 8.4 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Corporate Bond Fund 5.2 Fidelity Series Investment Grade Securitized Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 65.5
Fidelity Advisor Managed Retirement 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2035 Fund℠ Class A
Trading Symbol	FMRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 14,834,338
Holdings Count | shares	32
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%

Holdings [Text Block]	Bond Funds 47.7 Domestic Equity Funds 27.6 International Equity Funds 24.6 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.7 Domestic Equity Funds - 27.6 International Equity Funds - 24.6 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Government Bond Index Fund 8.4 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Corporate Bond Fund 5.2 Fidelity Series Investment Grade Securitized Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 65.5
Fidelity Advisor Managed Retirement 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2015 Fund℠ Class A
Trading Symbol	FARSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 5,266,920
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 67.2 International Equity Funds 15.5 Domestic Equity Funds 14.0 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.2 International Equity Funds - 15.5 Domestic Equity Funds - 14.0 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.7 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.8 Fidelity Series Investment Grade Securitized Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.4 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.1 75.3
Fidelity Managed Retirement 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠ Class K
Trading Symbol	FKRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 52,025,480
Holdings Count | shares	33
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 57.2 Domestic Equity Funds 21.8 International Equity Funds 20.7 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.2 Domestic Equity Funds - 21.8 International Equity Funds - 20.7 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.5 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Corporate Bond Fund 6.6 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Large Cap Value Index Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 5.0 69.8
Fidelity Managed Retirement Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠ Class K
Trading Symbol	FRKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 13,787,560
Holdings Count | shares	33
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 12.7 Domestic Equity Funds 9.8 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.1 International Equity Funds - 12.7 Domestic Equity Funds - 9.8 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.4 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 80.0
Fidelity Managed Retirement 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠ Class K
Trading Symbol	FMREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 47,649,945
Holdings Count | shares	33
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 25.0 International Equity Funds 22.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 25.0 International Equity Funds - 22.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.4 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.1 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.1 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Investment Grade Securitized Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 66.0
Fidelity Managed Retirement 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠ Class K6
Trading Symbol	FMRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 47,649,945
Holdings Count | shares	33
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 25.0 International Equity Funds 22.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 25.0 International Equity Funds - 22.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.4 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.1 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.1 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Investment Grade Securitized Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 66.0
Fidelity Managed Retirement Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠
Trading Symbol	FIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement Income Fund℠	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 13,787,560
Holdings Count | shares	33
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 12.7 Domestic Equity Funds 9.8 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.1 International Equity Funds - 12.7 Domestic Equity Funds - 9.8 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.4 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 80.0
Fidelity Advisor Managed Retirement 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2035 Fund℠ Class I
Trading Symbol	FMRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 14,834,338
Holdings Count | shares	32
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%

Holdings [Text Block]	Bond Funds 47.7 Domestic Equity Funds 27.6 International Equity Funds 24.6 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.7 Domestic Equity Funds - 27.6 International Equity Funds - 24.6 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Government Bond Index Fund 8.4 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Corporate Bond Fund 5.2 Fidelity Series Investment Grade Securitized Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 65.5
Fidelity Advisor Managed Retirement 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2020 Fund℠ Class I
Trading Symbol	FIIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 8,583,251
Holdings Count | shares	33
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 62.6 International Equity Funds 18.1 Domestic Equity Funds 17.9 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.6 International Equity Funds - 18.1 Domestic Equity Funds - 17.9 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.6 Fidelity Series Investment Grade Bond Fund 11.3 Fidelity Series Corporate Bond Fund 7.3 Fidelity Series Investment Grade Securitized Fund 7.1 Fidelity Series Large Cap Value Index Fund 5.1 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 4.1 73.2
Fidelity Advisor Managed Retirement 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2020 Fund℠ Class A
Trading Symbol	FARVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 8,583,251
Holdings Count | shares	33
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 62.6 International Equity Funds 18.1 Domestic Equity Funds 17.9 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.6 International Equity Funds - 18.1 Domestic Equity Funds - 17.9 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.6 Fidelity Series Investment Grade Bond Fund 11.3 Fidelity Series Corporate Bond Fund 7.3 Fidelity Series Investment Grade Securitized Fund 7.1 Fidelity Series Large Cap Value Index Fund 5.1 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 4.1 73.2
Fidelity Advisor Managed Retirement Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Advisor Managed Retirement Income Fund℠ Class I
Trading Symbol	FRIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 13,787,560
Holdings Count | shares	33
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 12.7 Domestic Equity Funds 9.8 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.1 International Equity Funds - 12.7 Domestic Equity Funds - 9.8 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.4 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 80.0
Fidelity Advisor Managed Retirement 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2030 Fund℠ Class I
Trading Symbol	FMRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 47,649,945
Holdings Count | shares	33
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 25.0 International Equity Funds 22.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 25.0 International Equity Funds - 22.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.4 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.1 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.1 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Investment Grade Securitized Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 66.0
Fidelity Advisor Managed Retirement 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2025 Fund℠ Class I
Trading Symbol	FIRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 52,025,480
Holdings Count | shares	33
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 57.2 Domestic Equity Funds 21.8 International Equity Funds 20.7 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.2 Domestic Equity Funds - 21.8 International Equity Funds - 20.7 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.5 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Corporate Bond Fund 6.6 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Large Cap Value Index Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 5.0 69.8
Fidelity GNMA Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® GNMA Fund
Class Name	Fidelity® GNMA Fund
Trading Symbol	FGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,845,976,231
Holdings Count | shares	2,142
Investment Company Portfolio Turnover	681.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,845,976,231
Number of Holdings	2,142
Portfolio Turnover	681%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 0.0 1 - 1.99% 0.4 2 - 2.99% 39.5 3 - 3.99% 33.0 4 - 4.99% 15.6 5 - 5.99% 17.1 6 - 6.99% 16.0 7 - 7.99% 0.0 8 - 8.99% 0.0 13 - 13.99% 0.0 U.S. Government Agency - Mortgage Securities 105.5 CMOs and Other Mortgage Related Securities 11.2 U.S. Treasury Obligations 4.9 Options 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 105.5 CMOs and Other Mortgage Related Securities - 11.2 U.S. Treasury Obligations - 4.9 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (21.7)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Ginnie Mae II Pool 76.9 Ginnie Mae I Pool 29.0 Ginnie Mae REMIC pass-thru certificates 6.9 US Treasury Notes 3.4 Fannie Mae Mortgage pass-thru certificates 2.1 Freddie Mac Multifamily Structured pass-thru certificates 1.7 Freddie Mac Gold Pool 1.6 US Treasury Bonds 1.5 Ginnie Mae Mortgage pass-thru certificates 1.4 Fannie Mae Guaranteed REMICS 1.2 125.7
Fidelity Advisor Managed Retirement 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2015 Fund℠ Class I
Trading Symbol	FRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 5,266,920
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 67.2 International Equity Funds 15.5 Domestic Equity Funds 14.0 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.2 International Equity Funds - 15.5 Domestic Equity Funds - 14.0 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.7 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.8 Fidelity Series Investment Grade Securitized Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.4 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.1 75.3
Fidelity Managed Retirement 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠
Trading Symbol	FMRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2030 Fund℠	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 47,649,945
Holdings Count | shares	33
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 25.0 International Equity Funds 22.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 25.0 International Equity Funds - 22.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.4 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.1 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.1 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Investment Grade Securitized Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 66.0
Fidelity Managed Retirement 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠
Trading Symbol	FIRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2015 Fund℠	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 5,266,920
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 67.2 International Equity Funds 15.5 Domestic Equity Funds 14.0 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.2 International Equity Funds - 15.5 Domestic Equity Funds - 14.0 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.7 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.8 Fidelity Series Investment Grade Securitized Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.4 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.1 75.3
Fidelity Managed Retirement 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠ Class K
Trading Symbol	FKRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 8,583,251
Holdings Count | shares	33
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,583,251
Number of Holdings	33
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 62.6 International Equity Funds 18.1 Domestic Equity Funds 17.9 Short-Term Funds 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 62.6 International Equity Funds - 18.1 Domestic Equity Funds - 17.9 Short-Term Funds - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.6 Fidelity Series Investment Grade Bond Fund 11.3 Fidelity Series Corporate Bond Fund 7.3 Fidelity Series Investment Grade Securitized Fund 7.1 Fidelity Series Large Cap Value Index Fund 5.1 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 4.1 73.2
Fidelity Advisor Managed Retirement 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2010 Fund℠ Class A
Trading Symbol	FRQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 5,346,463
Holdings Count | shares	33
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%

Holdings [Text Block]	Bond Funds 71.6 International Equity Funds 12.9 Domestic Equity Funds 10.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.6 International Equity Funds - 12.9 Domestic Equity Funds - 10.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.7 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.7 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Blue Chip Growth Fund 2.3 79.3
Fidelity Advisor Managed Retirement Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Advisor Managed Retirement Income Fund℠ Class A
Trading Symbol	FRAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 13,787,560
Holdings Count | shares	33
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$13,787,560
Number of Holdings	33
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 12.7 Domestic Equity Funds 9.8 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 72.1 International Equity Funds - 12.7 Domestic Equity Funds - 9.8 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.1 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.4 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 80.0
Fidelity Advisor Managed Retirement 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2030 Fund℠ Class A
Trading Symbol	FMRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 47,649,945
Holdings Count | shares	33
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$47,649,945
Number of Holdings	33
Portfolio Turnover	47%

Holdings [Text Block]	Bond Funds 52.2 Domestic Equity Funds 25.0 International Equity Funds 22.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.2 Domestic Equity Funds - 25.0 International Equity Funds - 22.8 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.4 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.1 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.1 Fidelity Series Corporate Bond Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Investment Grade Securitized Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 66.0
Fidelity Managed Retirement 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠ Class K
Trading Symbol	FKRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 5,266,920
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 67.2 International Equity Funds 15.5 Domestic Equity Funds 14.0 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.2 International Equity Funds - 15.5 Domestic Equity Funds - 14.0 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.7 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.8 Fidelity Series Investment Grade Securitized Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.4 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.1 75.3
Fidelity Managed Retirement 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠ Class K6
Trading Symbol	FHRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 52,025,480
Holdings Count | shares	33
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 57.2 Domestic Equity Funds 21.8 International Equity Funds 20.7 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.2 Domestic Equity Funds - 21.8 International Equity Funds - 20.7 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.5 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Corporate Bond Fund 6.6 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Large Cap Value Index Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 5.0 69.8
Fidelity Managed Retirement 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠ Class K
Trading Symbol	FRQKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 5,346,463
Holdings Count | shares	33
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,346,463
Number of Holdings	33
Portfolio Turnover	79%

Holdings [Text Block]	Bond Funds 71.6 International Equity Funds 12.9 Domestic Equity Funds 10.1 Short-Term Funds 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 71.6 International Equity Funds - 12.9 Domestic Equity Funds - 10.1 Short-Term Funds - 5.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.7 Fidelity Series Government Bond Index Fund 13.4 Fidelity Series Investment Grade Bond Fund 12.7 Fidelity Series Corporate Bond Fund 8.3 Fidelity Series Investment Grade Securitized Fund 8.1 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Emerging Markets Opportunities Fund 3.8 Fidelity Series Treasury Bill Index Fund 3.3 Fidelity Series Large Cap Value Index Fund 2.8 Fidelity Series Blue Chip Growth Fund 2.3 79.3
Fidelity Managed Retirement 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠ Class K6
Trading Symbol	FJRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 5,266,920
Holdings Count | shares	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$5,266,920
Number of Holdings	33
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 67.2 International Equity Funds 15.5 Domestic Equity Funds 14.0 Short-Term Funds 3.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.2 International Equity Funds - 15.5 Domestic Equity Funds - 14.0 Short-Term Funds - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.7 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.8 Fidelity Series Investment Grade Securitized Fund 7.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.4 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.1 75.3
Fidelity Managed Retirement 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠ Class K6
Trading Symbol	FMRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 14,834,338
Holdings Count | shares	32
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$14,834,338
Number of Holdings	32
Portfolio Turnover	57%

Holdings [Text Block]	Bond Funds 47.7 Domestic Equity Funds 27.6 International Equity Funds 24.6 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 47.7 Domestic Equity Funds - 27.6 International Equity Funds - 24.6 Short-Term Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Government Bond Index Fund 8.4 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Blue Chip Growth Fund 6.3 Fidelity Series Corporate Bond Fund 5.2 Fidelity Series Investment Grade Securitized Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 65.5
Fidelity Managed Retirement 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠
Trading Symbol	FIXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2025 Fund℠	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 52,025,480
Holdings Count | shares	33
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$52,025,480
Number of Holdings	33
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 57.2 Domestic Equity Funds 21.8 International Equity Funds 20.7 Short-Term Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 57.2 Domestic Equity Funds - 21.8 International Equity Funds - 20.7 Short-Term Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.5 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.9 Fidelity Series Corporate Bond Fund 6.6 Fidelity Series Investment Grade Securitized Fund 6.4 Fidelity Series Large Cap Value Index Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 5.0 69.8